Subsequent Events	3 Months Ended
Mar. 31, 2018
Notes
Subsequent Events

15.     Subsequent Events

We evaluated all events or transactions that occurred after the balance sheet date through August 2, 2018, the date of filing of these financial statements. Other than the events discussed in Note 14 above, we determined that we did not have any other material recognizable subsequent events.